East Tank Farm Development (ETFD) (Details) - East Tank Farm Development - CAD CAD in Millions		12 Months Ended
	Nov. 22, 2017	Dec. 31, 2017
EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)
Gross proceeds	CAD 503.0
Ownership interest (as percent)	51.00%
Distributions to partners		CAD 25.0
Allocated to interest expense		5.0
Allocated to principal		CAD 20.0
Fort McKay First Nation and the Mikisew Cree First Nation
EAST TANK FARM DEVELOPMENT PARTNERSHIP (ETFD)
Ownership interest sold	49.00%